INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2020
INCOME TAXES [Abstract]
Major components of income tax expense (benefit)
The major components of income tax expense / (benefit) are:

	June 30, 2020	June 30, 2019	June 30, 2018
	(US$’000)
Current tax:
Current year	1,850	836	715
Change in estimates related to prior year	201	(21)	58
	2,051	815	773
Deferred tax:
Origination and reversal of temporary differences	1,923	8,427	(3,899)
Changes in tax rates	270	(124)	3,072
Recognition of previously unrecognised tax losses	(1,907)	(702)	-
Recognition of previously unrecognised net deductible temporary differences	(22)	29	-
	264	7,630	(827)

Total expense / (benefit) for the year	2,315	8,445	(54)

Income tax expense
Income tax expense is attributable to:
	June 30, 2020	June 30, 2019	June 30, 2018
	(US$’000)
Income tax expense / (benefit) from continuing operations	2,315	3,615	(108)
Income tax expense from discontinued operations	-	4,830	54
Total	2,315	8,445	(54)

Tax effect of deductible / (taxable) temporary differences
The tax effects of the Group’s temporary differences and carry forwards are as follows:

Tax effect of deductible / (taxable) temporary differences

	June 30, 2020	June 30, 2019
	(US$’000)
Deductible temporary differences:
− Provisions and write-offs against accounts receivable	85	204
− Unpaid accrued expenses / compensation	687	530
− Deferred revenue and credits	-	31
− Net operating losses	1,629	1,998
− Property and equipment	348	508
− Lease liability (right of use assets)	5,101	6,768
− Intangible assets	-	-
	7,850	10,039
Taxable temporary differences:
− Property and equipment	(105)	(49)
− Right of use assets	(4,661)	(6,581)
− Intangible assets	(978)	(1,039)
	(5,744)	(7,669)
Net deferred tax assets	2,106	2,370

Movement in Deferred Tax Assets (Liability)
Movement in deferred tax assets / (liability):

	June 30, 2020	June 30, 2019
	(US$’000)
Opening deferred tax assets	2,370	5,219
Deferred tax benefits / (expense)	(264)	(7,630)
Foreign exchange and other rate differences	-	(49)
Sale of subsidiary	-	4,830
Net deferred tax assets	2,106	2,370

Unrecognized deferred tax assets
A deferred tax asset has not been recognized for the following gross amounts:

	June 30, 2020	June 30, 2019
	(US$’000)
Unused tax losses	25,320	29,285
Deductible temporary differences	253	2,188
Unused tax losses and deductible differences - unrecognized	25,573	31,473

Reconciliation of effective tax rate
Below is a reconciliation of tax expense and the accounting profit. As the Group’s key income generating operations are based in the US, United States blended federal income tax rate of 21% is used for the purpose of this reconciliation:

	June 30, 2020	June 30, 2019	June 30, 2018
	(US$’000)
Profit / (loss) for the year	7,770	10,965	(15,881)
Income tax expense / (benefit)	2,315	8,445	(54)
Net profit / (loss) before income tax	10,085	19,410	(15,935)

	June 30, 2020	June 30, 2020	June 30, 2019	June 30, 2019	June 30, 2018	June 30, 2018
	(%)	(US$’000)	(%)	(US$’000)	(%)	(US$’000)
Income tax (benefit) using the applicable tax rate	21.0%	2,118	21.0%	4,230	28.0%	(4,470)
State taxes (net of federal tax effect)	12.9%	1,303	5.3%	1,073	3.6%	(583)
Effect of tax and exchange rates in foreign jurisdictions	-7.7%	(776)	5.1%	1,043	-19.0%	3,033
Foreign subsidiaries taxed at lower rate or tax exempt	1.9%	191	-1.9%	(380)	-28.0%	4,525
Non-deductible expenses / exempt income	3.3%	328	2.3%	470	-1.0%	93
Cancellation of legacy ESOP plan	-%	-	15.2%	3,104	-%	-
Effect of disposal of subsidiaries	-%	-	-2.0%	(403)	-3.2%	505
Prior year provision / other items	-3.2%	(320)	0.4%	73	-1.0%	128
Unrecognized losses utilized during the year	10.1%	1,018	-%	-	-%	-
Change in unrecognized temporary differences	-15.3%	(1,547)	-3.7%	(765)	21.0%	(3,285)
	23.0%	2,315	41.7%	8,445	0.4%	(54)